Business combinations and divestures (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Goodwill	€ 4,588.6	€ 4,588.6
Philips Engineering Solutions
Business Acquisition [Line Items]
Goodwill		€ 33.0